BUSINESS COMBINATIONS - Fair Value of Consideration Transferred (Details) $ / shares in Units, shares in Millions, $ in Millions	Sep. 07, 2016 USD ($) $ / shares shares
EMC
Consideration transferred:
Cash	$ 47,694
Expense and other	968
Equity issued in acquisition	10,041
Total consideration transferred	58,703
Non-controlling interests	6,048
Less: Post-merger stock compensation expense	(800)
Total purchase price to allocate	$ 63,951
Cash consideration (in dollars per share) | $ / shares	$ 24.05
Class V Common Stock | EMC
Consideration transferred:
Shares of Class V Common Stock issuable in the EMC merger (in shares) | shares	223
Cash consideration (in dollars per share) | $ / shares	$ 45.07
Common Stock | Class V Common Stock | EMC
Consideration transferred:
Current economic interest (as a percent)	65.00%
VMware
Consideration transferred:
Share price (in dollars per share) | $ / shares	$ 73.28